30. EMPLOYEE BENEFITS (Details 15) - Post-employment Healthcare Benefits [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Male [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	20.24	20.24	19.55
Average life expectancy in years of employees who are 40 (in years)	42.74	42.74	41.59
Female [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	20.24	20.24	22.17
Average life expectancy in years of employees who are 40 (in years)	42.74	42.74	45.30